UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2014 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Automobiles & Components--1.4%
Delphi Automotive	335,460		20,577,116
Banks--7.6%
Bank of America	2,385,590		40,674,309
JPMorgan Chase & Co.	326,470		19,666,553
Regions Financial	1,814,660		18,219,186
Wells Fargo & Co.	709,300		36,791,391
			115,351,439
Capital Goods--7.9%
Danaher	236,770		17,989,785
Fluor	301,370		20,128,502
Honeywell International	247,250		23,023,920
Owens Corning	350,320		11,122,660
Pentair	232,170		15,204,813
Precision Castparts	90,670		21,477,910
Raytheon	113,910		11,575,534
			120,523,124
Commercial & Professional Services--1.3%
Tyco International	447,765		19,956,886
Consumer Durables & Apparel--4.6%
Newell Rubbermaid	367,110		12,632,255
NIKE, Cl. B	297,860		26,569,112
PVH	144,530		17,509,809
Under Armour, Cl. A	190,210	a	13,143,511
			69,854,687
Consumer Services--.8%
Las Vegas Sands	195,040		12,133,438
Diversified Financials--7.5%
American Express	233,542		20,444,267
Ameriprise Financial	140,700		17,359,566
CBOE Holdings	270,410		14,473,695
IntercontinentalExchange Group	66,110		12,894,756
Morgan Stanley	372,480		12,876,634
Navient	665,820		11,791,672
Voya Financial	634,440		24,806,604
			114,647,194
Energy--8.9%
Anadarko Petroleum	222,630		22,583,587
Apache	149,110		13,996,956
EOG Resources	185,900		18,407,818

Halliburton	295,070		19,034,966
Occidental Petroleum	317,410		30,518,972
Schlumberger	303,360		30,848,678
			135,390,977
Food & Staples Retailing--1.2%
CVS Health	229,970		18,303,312
Food, Beverage & Tobacco--5.2%
Coca-Cola Enterprises	390,990		17,344,316
Mondelez International, Cl. A	406,500		13,928,723
PepsiCo	314,730		29,298,216
Philip Morris International	226,196		18,864,746
			79,436,001
Health Care Equipment & Services--4.9%
McKesson	111,970		21,797,200
Medtronic	229,160		14,196,462
UnitedHealth Group	295,110		25,453,238
Universal Health Services, Cl. B	131,770		13,769,965
			75,216,865
Household & Personal Products--1.3%
Colgate-Palmolive	197,050		12,851,601
Estee Lauder, Cl. A	84,220		6,292,918
			19,144,519
Insurance--2.8%
Hartford Financial Services Group	722,100		26,898,225
Prudential Financial	171,790		15,107,213
			42,005,438
Materials--2.2%
LyondellBasell Industries, Cl. A	168,790		18,340,721
Martin Marietta Materials	121,960		15,725,522
			34,066,243
Media--2.5%
Interpublic Group of Companies	893,200		16,363,424
Viacom, Cl. B	281,190		21,634,759
			37,998,183
Pharmaceuticals, Biotech & Life Sciences--10.7%
Biogen Idec	83,970	a	27,778,116
Bristol-Myers Squibb	477,080		24,416,954
Celgene	305,420	a	28,947,708
Gilead Sciences	365,390	a	38,895,766
Perrigo Company	163,750		24,593,613
Vertex Pharmaceuticals	156,340	a	17,558,545
			162,190,702
Retailing--3.8%
Home Depot	292,260		26,811,932
Netflix	24,620	a	11,108,052

Priceline Group	16,890	a	19,568,416
			57,488,400
Semiconductors & Semiconductor Equipment--.8%
Applied Materials	574,380		12,412,352
Software & Services--15.6%
Alibaba Group Holding, ADR	193,660	a	17,206,691
Automatic Data Processing	245,690		20,411,925
Facebook, Cl. A	380,880	a	30,104,755
Google, Cl. A	47,163	a	27,751,181
Google, Cl. C	47,163	a	27,230,030
LinkedIn, Cl. A	53,060	a	11,025,337
MasterCard, Cl. A	364,800		26,966,016
Microsoft	990,390		45,914,480
salesforce.com	332,360	a	19,120,671
Symantec	470,840		11,069,448
			236,800,534
Technology Hardware & Equipment--6.1%
Apple	651,780		65,666,835
SanDisk	127,470		12,485,687
Western Digital	146,050		14,213,586
			92,366,108
Transportation--1.4%
Union Pacific	198,390		21,509,444
Total Common Stocks
(cost $1,170,797,763)			1,497,372,962

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,836,914)	16,836,914	[b]	16,836,914
Total Investments (cost $1,187,634,677)	99.6%		1,514,209,876
Cash and Receivables (Net)	.4%		5,768,073
Net Assets	100.0%		1,519,977,949

ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $326,575,199 of which $337,394,195 related to appreciated investm securities and $10,818,996 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income t purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Software & Services	15.6
Pharmaceuticals, Biotech & Life Sciences	10.7
Energy	8.9
Capital Goods	7.9
Banks	7.6
Diversified Financials	7.5
Technology Hardware & Equipment	6.1
Food, Beverage & Tobacco	5.2
Health Care Equipment & Services	4.9
Consumer Durables & Apparel	4.6
Retailing	3.8
Insurance	2.8
Media	2.5
Materials	2.2
Automobiles & Components	1.4
Transportation	1.4
Commercial & Professional Services	1.3
Household & Personal Products	1.3
Food & Staples Retailing	1.2
Money Market Investment	1.1
Consumer Services	.8
Semiconductors & Semiconductor Equipment	.8
99.6

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,480,166,271		-	-	1,480,166,271
Equity Securities - Foreign Common Stocks+	17,206,691		-	-	17,206,691
Mutual Funds	16,836,914		-	-	16,836,914

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)